FAIR VALUE MEASUREMENT (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Movement of the balances of the Group's financial liabilities measured at fair value on a recurring basis:
Loss on impairment of intangible assets	$ 0	$ 0	$ 19
Derivative
Movement of the balances of the Group's financial liabilities measured at fair value on a recurring basis:
Derivative	994
Change in fair value of derivative	(218)
Balance at the ending of the period	$ 776